Basic and diluted net income per share (Tables)	12 Months Ended
Dec. 31, 2021
Basic and diluted net income per share
Schedule of calculation of basic and diluted net income per share

Basic and diluted net income per share for the years ended December 31, 2019, 2020 and 2021 are calculated as follows:

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Numerator:
Net loss from continuing operations attributable to common shareholders of JOYY Inc.	(74,344)	(28,305)	(125,096)
Numerator for diluted loss per share from continuing operations	(74,344)	(28,305)	(125,096)
Net income from discontinued operations attributable to common shareholders of JOYY Inc.	574,592	1,391,638	35,567
Incremental dilution from Huya(1)	(2,033)	(655)	—
Numerator for diluted income per share from discontinued operations	498,215	1,362,678	(89,529)

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,544,396,920	1,600,199,759	1,562,016,001
Denominator for diluted calculation	1,544,396,920	1,600,199,759	1,562,016,001

Basic net income (loss) per Class A and Class B common share	0.32	0.85	(0.06)
Continuing operations	(0.05)	(0.02)	(0.08)
Discontinued operations	0.37	0.87	0.02
Diluted net income (loss) per Class A and Class B common share	0.32	0.85	(0.06)
Continuing operations	(0.05)	(0.02)	(0.08)
Discontinued operations	0.37	0.87	0.02

Basic net income (loss) per ADS*	6.48	17.04	(1.14)
Continuing operations	(0.96)	(0.35)	(1.60)
Discontinued operations	7.44	17.39	0.46
Diluted net income (loss) per ADS*	6.45	17.04	(1.14)
Continuing operations	(0.96)	(0.35)	(1.60)
Discontinued operations	7.41	17.39	0.46

*    Each ADS represents 20 common shares.

(1)  In calculation of diluted net income per share, assuming a dilutive effect, all of Huya’s existing unvested restricted share units and unexercised share options are treated as vested and exercised by Huya under the treasury stock method, causing the decrease percentage of the weighted average number of shares held by the Company in Huya. As a result, Huya’s net income (loss)

attributable to the Company on a diluted basis decreased accordingly, which is presented as “incremental dilution from Huya” in the table.

Schedule of shares outstanding were excluded from the calculation of diluted net (loss) income per share

	For the year ended December 31,
	2019	2020	2021

Shares issuable upon exercise of share options	10,307,400	10,307,400	9,414,400
Shares issuable upon exercise of restricted share units	27,113,132	72,652,890	24,027,895
Shares issuable upon exercise of restricted share	38,204,251	26,420,365	15,149,405
Shares issuable upon conversion of convertible bonds	208,542,000	210,568,000	201,677,195